Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 894,291	$ 623,121
Change in unbilled services (unbilled revenue)	$ 271,170
Percentage change in unbilled services (unbilled revenue)	43.50%
Unearned revenue (payments on account)	$ (1,395,160)	(1,323,961)
Change in unearned revenue (payments on account)	$ (71,199)
Percentage change in unearned revenue (payments on account)	5.40%
Net balance	$ (500,869)	$ (700,840)
Change in net balance	$ 199,971
Percentage change in net balance	(28.50%)